Financial and capital risk management (Details 11) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 5,696	$ 5,006
Cash And Cash Equivalents Current [Member] | Aa2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	592	391
Cash And Cash Equivalents Current [Member] | A1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	1,944	1,874
Cash And Cash Equivalents Current [Member] | A2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	491	520
Cash And Cash Equivalents Current [Member] | A3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	994	709
Cash And Cash Equivalents Current [Member] | Baa1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		1
Cash And Cash Equivalents Current [Member] | Baa2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	6	4
Cash And Cash Equivalents Current [Member] | Ba1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	765	719
Cash And Cash Equivalents Current [Member] | Ba2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	904	788
Derivatives [member]
IfrsStatementLineItems [Line Items]
Credit exposure	703	68
Derivatives [member] | Aa2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	6	1
Derivatives [member] | A1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	155	28
Derivatives [member] | A2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	87	13
Derivatives [member] | A3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	50	2
Derivatives [member] | Ba1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	221	18
Derivatives [member] | Ba2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 184	$ 6